                                                       Registration Nos. 333-935
                                                                        811-7533




             As filed with the Securities and Exchange Commission on
                                 March 22, 1996
             _______________________________________________________



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549
                            _________________________

                                    FORM N-1A


REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933                                  /   /
  Pre-Effective Amendment No.      1                        / X /
                                 -----
  Post-Effective Amendment No.                              /   /
                                 ------
                                   and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                              /   /

  Amendment No.   1                                         / X /

                        (Check appropriate box or boxes)
                       __________________________________

                              The Lou Holland Trust
               (Exact Name of Registrant as Specified in Charter)


            Suite 3260, 35 West Wacker Drive, Chicago, Illinois 60601
                     (Address of Principal Executive Office)

               Registrant's Telephone Number, including Area Code:
                                 (312) 553-1000
                             ______________________

                                Louis A. Holland
                         c/o Holland Capital Management
                                   Suite 3260
                              35 West Wacker Drive
                             Chicago, Illinois 60601
                     (Name and Address of Agent for Service)

                                   Copies to:

                                  Joan E. Boros
                             Katten Muchin & Zavis
                       1025 Thomas Jefferson Street, N.W.
                             Suite 700 - East Lobby
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

The Registrant is registering an indefinite number of its shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2. The Registrant intends to file a Rule 24f-2 Notice by February 28, 1997.

                              The Lou Holland Trust


                              CROSS-REFERENCE SHEET

FORM N-1A ITEM NO.                                    CAPTION IN PROSPECTUS
------------------                                    -----------------------
   1.  Cover                                          Cover Page

   2.  Synopsis                                       Cover Page

   3.  Condensed Financial Information                Not Applicable


   4.  General Description of Registrant              Introduction to The Lou Holland
                                                      Trust; The Growth Fund; Risk Factors,
                                                      Other Investment Practices, and
                                                      Policies of the Growth Fund

   5.  Management of the Fund                         How The Trust is Managed

   6.  Capital Stock and Other Securities             Organization of The Trust;
                                                      Dividends, Distributions,
                                                      and Taxes; How to Purchase Shares



   7.  Purchase of Securities                         How to Purchase Shares;
                                                      Shareholder Being Offered
                                                      Service; How the Growth Fund's
                                                      Net Asset Value is Determined

   8.  Redemption or Repurchase                       Shareholder Services; How to
                                                      Redeem Shares

   9.  Pending Legal Proceedings                      Not Applicable




                                                      CAPTION IN STATEMENT OF
FORM N-1A ITEM NO.                                    ADDITIONAL INFORMATION
------------------                                    --------------------------
  10.  Cover Page                                     Cover Page

  11.  Table of Contents                              Table of Contents

  12.  General Information and History                General Information and History

  13.  Investment Objective and Investment            Policies
       Restrictions; Description of Certain
       Investments


  14.  Management of the Fund                         Management of The Trust


  15.  Control Persons and                            Principal Holders of
       Principal Holders of                           Securities
       Securities

  16.  Investment Advisory and                        Investment Management and
       Other Services                                 Other Services


  17.  Brokerage Allocation and Other Practices       Brokerage Allocation and Other Practices


  18.  Capital Stock and Other Securities             Organization of The Trust



  19.  Purchase, Redemption and                       Purchase and Redemption of
       Pricing of Securities                          Securities Being Offered;
       Being Offered                                  Determination of Net Asset
                                                      Value

  20.  Tax Status                                     Taxes

  21.  Underwriters                                   Distribution of Shares

  22.  Calculation of                                 Performance Information About
       Performance Data                               the Growth Fund

  23.  Financial Statements                           Independent Auditors



                      THE LOU HOLLAND TRUST
                           Suite 3260
                      35 West Wacker Drive
                     Chicago, Illinois 60601

INTRODUCTION TO THE LOU HOLLAND TRUST

The Lou Holland Trust (the "Trust") is a Delaware business trust registered with the Securities and Exchange Commission ("SEC") as a no-load, open-end diversified management investment company, commonly known as a "mutual fund." The Trust is organized as a series company and currently consists of one series, the Growth Fund (the "Growth Fund" or "Fund"). In the future, the Trust may establish additional series or classes of shares of any series. The Fund is managed by Holland Capital Management ("Investment Manager"), an investment adviser registered with the SEC that directs the day-to-day operations of the Fund and provides certain administrative services to the Trust. HCM Investments, Inc. (the "Distributor"), a broker-dealer registered with the SEC, serves as the distributor of the shares of the Trust.



No sales charges or redemption fees or penalties are charged by the Trust with respect to an investment in the Growth Fund. This means that all of the money you invest will be credited to your account(s) in the Fund and immediately go to work for you.

The Growth Fund primarily seeks long-term growth of capital and invests primarily in common stocks of growth companies, with the receipt of dividend income as a secondary consideration. There can be no assurance that the investment objective of the Fund will be realized. For general information, please call the Trust, toll-free at 1-800-999-9999.

ABOUT THIS PROSPECTUS

This Prospectus sets forth concisely the information about the Trust and the Growth Fund that you should know before investing. It should be retained for future reference. A Statement of Additional Information, dated ____________, 1996, about the Trust has been filed with the Securities and Exchange Commission and is incorporated herein by reference. You may obtain a copy of the Statement of Additional Information at no charge by calling the Trust at 1-800-999-9999.

PROSPECTUS

__________, 1996


TABLE OF CONTENTS                                           PAGE


 Expense Summary
 The Growth Fund
 How to Purchase Shares
 Shareholder Services
 Retirement Plans
 How the Growth Fund's Net Asset Value is Determined
 Dividends, Distributions, and Taxes
 How to Redeem Shares
 How The Trust is Managed
 Risk Factors, Other Investment Practices, and Policies
    of the Growth Fund
 Portfolio Transactions and Brokerage Practices
 Organization of The Trust



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE SUMMARY


The Expense Summary, including the Examples below, is included to assist in understanding of the various costs and expenses to which an investment in the Growth Fund would be subject. Certain fees and expenses of the Fund stated below are estimated. Actual fees and expenses for the Growth Fund for the current year may be more or less than those shown below. A more complete description of all fees and expenses is included in this prospectus under the section "How The Trust is Managed."


SHAREHOLDER TRANSACTION EXPENSES                        GROWTH FUND
--------------------------------                        ------------
Sales Load Imposed on Purchase                             None
Sales Load Imposed on Reinvested Dividends                 None
Deferred Sales Load Imposed on Redemptions                 None
Redemption Fee                                             None


ANNUAL FUND OPERATING EXPENSES
-------------------------------
(as a percentage of average net assets)
Investment Management Fee                                   .85%(*)
12b-1 Fees                                                  -0-
Other Expenses (After Expense
Reimbursements)                                             .50%(**)
                                                           -----
Total Fund Operating Expenses                              1.35%


(*)The Investment Management Fee declines at specified breakpoints as assets increase.


(**)Other Expenses are based on estimated amounts for the current fiscal year. The Investment Manager has agreed to reimburse the Growth Fund to the extent that Other Estimated Expenses actually exceed .50% of the net assets of shares of the Fund during the first year of the Fund's operations. The Investment Manager estimates that absent any reimbursements Other Expenses and Total Operating Expenses would be 1.25% and 2.10%, respectively.

EXAMPLES: An investor in the Growth Fund would pay the following expenses on a $1,000 investment, assuming (i) a 5% annual return and (ii) redemption at the end of each future time period:(***)


                         1 YEAR         3 YEARS
                         ------         -------
                          $14             $44


(***)  There are no charges imposed upon redemption.

THESE EXAMPLES SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE FEES OR EXPENSES FOR THE GROWTH FUND. ACTUAL FEES AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN ABOVE. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance, but is included for illustrative purposes.

THE GROWTH FUND

INVESTMENT OBJECTIVE: The Growth Fund primarily seeks long-term growth of capital by investing primarily in common stocks of growth companies, with the receipt of dividend income as a secondary consideration.

INVESTMENT PROGRAM: The policy of the Growth Fund is to invest substantially all of its assets in equity securities under normal market conditions. It invests primarily in the common stocks of a diversified group of companies: (i) that have demonstrated historical growth of earnings faster than the general market; (ii) that have earnings growth stability; (iii) whose return on equity is higher than the general market; and (iv) whereby the dividend growth of the portfolio is typically greater than that of the market, while dividend yield is typically less.

Equity securities include common stocks, securities which are convertible into common stocks and readily marketable securities, such as rights and warrants, which derive their value from common stock. Investments in rights and warrants will be for the purpose of participating in particular market sectors.

The Growth Fund also may on occasion invest in various income producing securities including, but not limited to, dividend-paying equity securities and investment grade bonds. (SEE "Description of Certain Corporate Bond Ratings" in the Statement of Additional Information.)

Investments in common stock in general are subject to market risks that may cause their prices to fluctuate over time. In addition, the amount of income generated by the Fund will fluctuate depending, among other things, on the composition of the Fund's holdings and the level of interest and dividend income paid on those holdings. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

The Growth Fund may also invest in common stocks of foreign issuers. Investments in common stocks of foreign issuers will be made primarily through the use of U.S. dollar-denominated American Depository Receipts ("ADRs"), although direct market purchases also may be made. ADRs are issued by domestic banks and evidence ownership of underlying foreign securities.

The Growth Fund may establish and maintain reserves for temporary, defensive purposes or to enable it to take advantage of buying opportunities. The Fund's reserves will be invested in high-grade domestic and foreign money market instruments including, but not limited to, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate debt issues and repurchase agreements.

To facilitate the Growth Fund's investment program, the Fund may lend portfolio securities and purchase securities on a forward-commitment or when-issued basis.

HOW TO PURCHASE SHARES

The initial minimum investment is $2,000 for the Growth Fund. Such minimum investment amount may, in certain cases, be waived or lowered by the Trust.

OPENING AN ACCOUNT. Shareholders may make an initial purchase of shares of the Growth Fund by mail or by wire. Shares of the Fund may be purchased on any day the Trust is open for business.


A COMPLETED AND SIGNED PURCHASE APPLICATION FORM ("APPLICATION") IS REQUIRED FOR EACH NEW ACCOUNT OPENED WITH THE GROWTH FUND REGARDLESS OF HOW THE INITIAL PURCHASE OF SHARES IS MADE.

BY MAIL. Shares of the Growth Fund may be purchased by mailing the completed Application, with a check made payable to the Trust, c/o Firstar Trust Company ("Firstar"), Post Office Box 701, Milwaukee, Wisconsin 53201-0701. Correspondence sent by overnight delivery services should be sent to Firstar Trust Company, 3rd Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202.


BY WIRE. Shares of the Growth Fund also may be purchased by wiring funds to the wire bank account for the Fund. Before wiring funds, please call the Trust toll free at 1-800-999-9999 to advise the Trust of the intention to invest in the Growth Fund and to receive instructions as to how and where to wire the investment. Please remember to return the completed Application to the Trust as described in the prior paragraph. The bank that wires the funds may charge a fee.

SUBSEQUENT INVESTMENTS. The minimum subsequent investment for the Growth Fund is $250. Subsequent purchases of shares of the Fund may be made by mail or by wire (see instructions above), or through means of the Telephone Investment Privilege described below under "Shareholder Services."



SHARE PRICE. To make an initial purchase of shares of the Growth Fund, except by wire transfer, a completed and signed Application in good order, as described below, must first be received and accepted. Shares in the Fund will be priced at the net asset value per share of the Fund next determined after a purchase order has been received by Firstar as transfer agent in good order, as described below.

CONDITIONS OF PURCHASE. The Trust and the Distributor each reserve the right to reject any purchase for any reason and to cancel any purchase due to nonpayment. Purchases are not binding on the Trust or the Investment Manager or considered received until such purchase orders are received by Firstar in good order. Good order requires that all purchases must be made in U.S. dollars and, to avoid fees and delays, all checks must be drawn only on U.S. banks. No cash or third party checks will be accepted. As a condition of this offering, if a purchase is canceled due to nonpayment or because a check does not clear (and, therefore, the account is required to be redeemed), the purchaser will be responsible for any loss the Fund incurs. The transfer agent charges a $15 fee against a shareholder's account for any checks that do not clear.

Shares may be purchased by rendering payment in-kind in the form of marketable securities, including but not limited to shares of common stock and debt instruments, provided the acquisition of such securities is consistent with the Growth Fund's investment objective and otherwise acceptable to the Investment Manager.


SHARE CERTIFICATES. Share certificates will not be issued for shares unless the shareholder has held them for at least thirty (30) days and has specifically requested them. Most shareholders elect not to receive share certificates. Certificates for full shares only will be issued. Shareholders who lose a share certificate may incur an expense to replace it.

SHAREHOLDER SERVICES



SHAREHOLDER INQUIRIES AND SERVICES OFFERED. If there are any questions about the following services, please call the Trust at 1-800-999-9999 or write the Trust, c/o Firstar Trust Company, Post Office Box 701, Milwaukee, Wisconsin 53201-0701. The Trust reserves the right to amend the shareholder services described below or to change their terms or conditions upon sixty (60) days' notice to shareholders.



SHAREHOLDER STATEMENTS AND REPORTS. Each time a shareholder buys or sells shares or reinvests a dividend or distribution in the Growth Fund, the shareholder will receive a statement confirming such transaction and listing the current share balance with the Fund. The Trust also will send shareholders annual and semi-annual reports, as well as year-end tax information about the accounts with the Fund.



TELEPHONE PRIVILEGES. For convenience, the Trust provides telephone privileges that allow telephone authorization to (i) purchase shares in the Growth Fund, and (ii) redeem shares in the Fund. Initial purchases of shares may not be made by telephone. To utilize these telephone privileges, check the appropriate boxes on the Application and supply the Trust with the information required. Procedures have been established by the Trust and Firstar that are considered to be reasonable and are designed to confirm personal identification information prior to acting on telephone instructions, including tape recording telephone communications and providing written confirmation of instructions communicated by telephone. If the Investment Manager does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any losses arising out of any action on its part or any failure or omission to act as a result of its own negligence, lack of good faith, or willful misconduct. In light of the procedures established, the Trust will not be liable for following telephone instructions that it or Firstar, as transfer agent, believes to be genuine. During periods of extreme economic conditions or market changes, requests by telephone may be difficult to make due to heavy volume. During such times, shareholders should consider placing orders by mail.

The telephone privileges are not available with respect to shares for which certificates have been issued or with respect to redemptions for accounts requiring supporting legal documents.

TELEPHONE INVESTMENT PRIVILEGE. After an account with the Trust has been opened, additional investments in the amount of $1,000 or more may be made by telephoning the Trust at 1-800-999-9999 between 9:00 a.m. and 4:00 p.m. Eastern Time on any day the Trust is open. Telephone investment requests made after 4:00 p.m. Eastern Time will be processed as of the close of business on the next business day. In accordance with a shareholder's instructions, the Trust will electronically transfer monies from a shareholder's bank account designated on the Application to the shareholder's account with the Trust. The designated bank must be a member of the Automated Clearing House ("ACH") network and able to make electronic transfers in order for a shareholder to use this privilege. Most electronic fund transfers are completed within two business days after the call requesting the transfers.

TELEPHONE REDEMPTION PRIVILEGE. The Telephone Redemption Privilege permits a shareholder to authorize the redemption of some or all of the shares in his or her account with the Trust by telephoning the Trust at 1-800-999-9999 between 9:00 a.m. and 4:00 p.m. Eastern Time on any day the Trust is open. In accordance with telephone instructions, we will redeem shares of the Growth Fund at their net asset value next determined after a telephone redemption request is received. Telephone redemption requests made after 4:00 p.m. Eastern Time will be processed as of the close of business on the next business day. Redemption proceeds will, in accordance with any prior election made by a shareholder, be mailed to the shareholder's current address, or transmitted by wire to the shareholder's designated bank account. The bank transmitting the wire may charge a $10 fee for the service. The designated bank must be a member of the ACH network and able to receive electronic transfers in order to use this privilege. Telephone redemption requests will not be processed if the shareholder has changed his or her address within the preceding fifteen (15) days.

After an account has been opened, a written request must be sent to the transfer agent in order to arrange for telephone redemptions or to make changes in the bank or account receiving the proceeds. The request must be signed by each shareholder of an account and the signature guaranteed.

AUTOMATIC INVESTMENT PLAN (AIP). The Trust offers an AIP whereby a shareholder may purchase shares on a regular scheduled basis ($50 minimum per transaction up to four times per month). Under the AIP, the shareholder's designated bank account is debited a preauthorized amount and applied to purchase shares. The financial institution must be a member of the ACH network. There is no charge for this service. A $15 fee will be charged by the transfer agent if there are insufficient funds in the account at the time of the scheduled transaction. The program will automatically terminate upon redemption of all shares in an account.


RETIREMENT PLANS

Trust shares are available in connection with tax benefitted retirement plans established under Section 401(a) or Section 403(b) of the Internal Revenue Code of 1986, as amended ("Code"), IRAs and SEP-IRAs under Section 408 of the Code, corporate sponsored profit-sharing plans, and deferred compensation plans of state and local governments and tax-exempt organizations that comply with the provisions of Section 457 of the Code. Various initial, annual maintenance and participant fees may apply to these retirement plans. Applicable forms and information regarding plan administration, all fees, and other plan provisions are available from the Trust or Firstar, as transfer agent.


HOW THE GROWTH FUND'S NET ASSET VALUE IS DETERMINED

The net asset value per share of the Growth Fund is normally calculated as of the close of regular trading on the New York Stock Exchange ("Exchange"), currently 4:00 p.m. Eastern Time, every day the Exchange is open for trading. The per share net asset value, calculated as described below, is effective for all orders received in good order (as previously described) prior to the close of trading on the Exchange for that day. Orders received after the close of trading on the Exchange or on a day when the Exchange is not open for business will be priced at the per share net asset value next computed.



The net asset value of the Growth Fund's shares is determined by adding the value of all securities, cash and other assets of the Fund, subtracting the liabilities (including accrued expenses and dividends payable), and dividing the result by the total number of outstanding shares in the Fund. Portfolio securities are valued primarily based on market quotations, or if market quotations are not available, by a method that the Board of Trustees of the Trust (the "Board") believes accurately reflects fair value.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The Growth Fund intends to elect to be treated and to qualify as a "regulated investment company" under Subchapter M of the Code in which case it will not be subject to federal income tax on any income and capital gains distributed to its shareholders.



As a result, it is the policy of the Growth Fund to declare and distribute to its shareholders as income dividends or capital gains distributions, at least annually, substantially all of its ordinary income and capital gains realized from the sale of its portfolio securities, if any. Distributions will be made in the form of additional shares unless the shareholder elects to receive them in cash.



Income dividends for the Growth Fund will be declared and paid annually, and all distributions of capital gains of the Fund, if any, realized during the fiscal year, will be declared and distributed annually. Income dividends are derived from the Fund's net investment income, including any net short-term capital gains and dividends received by the Fund, and are taxable to shareholders as ordinary income. Distributions of capital gains by the Fund are derived from the Fund's long-term capital gains and are taxable to shareholders as long-term capital gains, regardless of how long the shares are held. Income dividends and distributions of capital gains declared in October, November or December and paid in January are taxable in the year they are declared. The Trust will mail shareholders a Form 1099 by the end of January indicating the federal tax status of income dividends and capital gains distributions.



BACKUP WITHHOLDING. The Trust is required by federal law to withhold 31% of reportable payments (which may include income dividends, capital gains distributions, and share redemption proceeds) paid to shareholders who have not complied with IRS regulations. In order to avoid this backup withholding requirement, certification is required on the Application, or on a separate W-9 Form supplied by Firstar, as transfer agent, that the Social Security or Taxpayer Identification Number is correct (or that the shareholder has applied for such a number and is waiting for it to be issued), and that the shareholder is not currently subject to, or exempt from, backup withholding.



REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. Unless elected otherwise, as permitted on the Application, income dividends and distributions of capital gains income with respect to the Growth Fund will be reinvested in additional shares of the Fund and will be credited to the shareholder's account with the Fund at the net asset value per share next determined as of the ex-dividend date. Both income dividends and distributions of capital gains income are paid by the Fund to each shareholder on the basis of the shareholder's relative net assets. As a result, at the time of such payment, the net asset value per share of the Fund will be reduced by the amount of such payment. Payments from the Fund to shareholders of income dividends and capital gains distributions are taxable to shareholders of the Fund when such dividends and distributions are declared, regardless of whether they are taken in cash or reinvested in shares of the Fund.

HOW TO REDEEM SHARES



Shareholders have the right to redeem (subject to the restrictions outlined below) all or any part of their shares in the Growth Fund at a price equal to the net asset value of such shares next computed following receipt and acceptance of the redemption request by the Trust. Unless a shareholder has selected the Telephone Redemption Privilege and provided the required information, in order to redeem shares in the Fund, a written request in "proper form" (as explained below) must be sent to Firstar Trust Company, Post Office Box 701, Milwaukee, Wisconsin 53201-0701. Correspondence sent by overnight delivery services should be sent to Firstar Trust Company, 3rd Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. A shareholder cannot redeem shares by telephone unless the shareholder is eligible to use the Telephone Redemption Privilege. In addition, the Trust cannot accept requests which specify a particular date for redemption or which specify any other special conditions.





PROPER FORM FOR ALL REDEMPTION REQUESTS. A redemption request must be in proper form. To be in proper form, a redemption request must include: (i) share certificates, if any, endorsed by all registered shareholders for the account exactly as the shares are registered and the signature(s) must be guaranteed, as described below; (ii) for written redemption requests, a "letter of instruction," which is a letter specifying the Growth Fund by name, the number of shares to be sold, the name(s) in which the account is registered, and the account number. The letter of instruction must be signed by all registered shareholders for the account using the exact names in which the account is registered; (iii) other supporting legal documents, as may be necessary, for redemption requests by corporations, trusts, and partnerships; and (iv) any signature guarantees that are required as described above in (i), or required by the Trust where the value of the shares being redeemed is $10,000 or greater, or where the redemption proceeds are to be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account. Signature guarantees are required if the amount being redeemed is $10,000 or more but generally are not required for redemptions made using the Telephone Redemption Privilege. If proceeds from a redemption made using the Telephone Redemption Privilege are to be sent to a person other than the registered shareholders for the account or to an address or account other than that of record for a period no less than fifteen (15) days prior to the date of the request, then a signature guarantee would be required.


Signature guarantees, when required, can be obtained from any one of the following institutions: (i) a bank; (ii) a securities broker or dealer, including a Government or municipal securities broker or dealer, that is a member of a clearing corporation or has net capital of at least $100,000; (iii) a credit union having authority to issue signature guarantees; (iv) a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association; or (v) a national securities exchange, a registered securities exchange or a clearing agency. Notaries public are not acceptable guarantors.

A redemption request will not be processed and will be held until it is in proper form, as described above.

RECEIVING A REDEMPTION PAYMENT. Except under certain emergency conditions, a redemption payment will be sent to the shareholder within seven (7) days after receipt of the corresponding telephone or written redemption request, in proper form, by the Trust. No charge of any kind is imposed on any redemption request.

If a redemption request is with respect to shares purchased by a personal, corporate, or government check within ten (10) days of the purchase date, the redemption payment will be held until the purchase check has cleared (which may take up to ten (10) days from the purchase date), although the shares redeemed will be priced for redemption upon receipt of the redemption request. The inconvenience of this ten (10) day check clearing period can be avoided by purchasing shares with a certified, treasurer's or cashier's check, or with a federal Fund or bank wire.

MINIMUM ACCOUNT SIZE. Due to the relatively high cost of maintaining accounts, the Trust reserves the right to redeem shares in any account if, as the result of the redemptions, the value of that account drops below $2,000. A shareholder is allowed at least sixty (60) days, after written notice by the Trust, to make an additional investment to bring the account value up to at least $2,000 before the redemption is processed.



HOW THE TRUST IS MANAGED



BOARD OF TRUSTEES. The management of the Trust's business and affairs is the responsibility of its Board. Although the Board is not involved in the day-to-day operations of the Trust, the Board has the responsibility for establishing broad operating policies and supervising the overall performance of the Trust.

INVESTMENT MANAGER. The Trust is managed by Holland Capital Management, a Delaware limited partnership whose principal place of business is Suite 3260, 35 West Wacker Drive, Chicago, Illinois

60601. The Investment Manager has not previously served as investment manager to any other registered investment company. However, the executives and members of the investment management staff have extensive experience in managing investments. In addition, Louis A. Holland, the Managing Partner and Chief Investment Officer of the Investment Manager, has served as an investment adviser for the past 25 years.



Subject to the authority of the Board, the Investment Manager supervises and directs the day-to-day investments and operation of the Growth Fund in accordance with the Fund's investment objective, investment program, policies, and restrictions. The Investment Manager also supervises the overall administration of the Trust, which includes, among other activities, preparing and filing documents required for compliance of the Trust with applicable laws and regulations, preparing agendas and other supporting documents for the meetings of the Board, maintaining the corporate records and books of the Trust, and serving as the Trust's liaison with its independent public accountant and any service providers such as the custodian, transfer agent, and administrator.





The persons employed by or associated with the Investment Manager who are primarily responsible for the day-to-day management of the Growth Fund's portfolio, are Louis A. Holland, Monica L. Walker and Laura J. Janus. Their business experience for the past five years is as follows: Mr. Holland has served as Managing Partner and Chief Investment Officer of the Investment Manager, and President, Treasurer and Director of the Distributor and of Holland Capital Management, Inc., the General Partner of the Investment Manager; Ms. Walker has served as portfolio manager with respect to the Investment Manager's account clients, and as Trust Funds Administration Manager of the retirement and thrift and savings plans of Texas Utilities Company; and Ms. Janus has served as portfolio manager with respect to the Investment Manager's account clients, and as Treasurer/Analyst for Mutual Trust Life Insurance Company.


The Trust pays the Investment Manager, on a monthly basis, an investment management fee based on the Growth Fund's average daily net assets at the following annualized rates: with respect to the Fund, .85% of the average daily net assets up to $500 million, .75% of the average daily net assets up to the next $500 million, and .65% of the average daily net assets in excess of $1 billion.



The Trust bears all expenses of its operation, other than those assumed by the Investment Manager. Such expenses include payment for distribution services, transfer agent services, accounting services, certain administrative services, legal fees, and payment of taxes. In addition, the expense of organizing the Trust and registering and qualifying its initial shares under federal and state securities laws will be charged to the Trust's operations, as an expense, and amortized over a period not to exceed five years.

DISTRIBUTOR. HCM Investments, Inc. serves as principal underwriter and the Distributor of the shares of the Growth Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor is a Delaware corporation whose principal place of business is Suite 3260, 35 West Wacker Drive, Chicago, Illinois 60601. The Distributor is an affiliate of the Investment Manager, as both the Distributor and the Investment Manager are controlled by Louis A. Holland.



The Trust's shares are sold on a no-load basis and, therefore, the Distributor receives no sales commission or sales load for providing services to the Trust under the Distribution Agreement. The Trust has not currently entered into any plan or agreement for the payment of fees pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), but reserves the right to do so with respect to any future classes of shares of any series.





CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Pursuant to written agreements between it and Firstar Trust Company ("Firstar"), Firstar will serve as custodian, transfer agent and dividend disbursing agent for the Trust. Firstar also will provide fund accounting and certain administrative services to the Trust. The principal business address of Firstar is 615 East Michigan Street, Post Office Box 701, Milwaukee, Wisconsin 53201-0701.



RISK FACTORS, OTHER INVESTMENT PRACTICES, AND POLICIES OF THE GROWTH FUND

REPURCHASE AGREEMENTS. The Growth Fund may utilize repurchase agreements through which it may purchase a security (the "underlying security") from a well established domestic securities dealer or bank that is a member of the Federal Reserve System and the seller of the repurchase agreement (i.e., the securities dealer or bank) agrees to repurchase the underlying security at a mutually agreed upon time and price. In these repurchase transactions, the underlying security is held in custody for the Fund through the federal book entry system as collateral and marked-to-market on a daily basis to ensure full collateralization of the repurchase agreement. The underlying security must be a high-quality debt security and must be determined to present minimal credit risks. In the event of bankruptcy or default of certain sellers of repurchase agreements, the Fund could experience costs and delays in liquidating the underlying security held as collateral and might incur a loss if such collateral declines in value during this period.

SECURITIES OF FOREIGN ISSUERS. The Growth Fund may invest up to 20% of its total assets in securities of foreign issuers. As stated above, investments in common stocks of foreign issuers will be made primarily through the use of U.S. dollar-denominated American Depository Receipts ("ADRs"), although direct market purchases also may be made. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank and traded on a U.S. exchange or in an over-the-counter market.

Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the U.S. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Growth Fund may from time to time hold various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars. The value of the assets of the Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in exchange rates. There may be less publicly available information concerning foreign issuers than is available with respect to U.S. issuers. Foreign securities may not be registered with the SEC, and generally, reporting requirements comparable to those applicable to U.S. issuers.

ILLIQUID SECURITIES. The Growth Fund will not invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Investment Manager will monitor the liquidity of such restricted securities under the supervision of the Board.

The Growth Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (the "1933 Act"). Commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in commercial paper, thus providing liquidity. The Fund believes that commercial paper and possible certain other restricted securities which meet the criteria for liquidity established by the Board are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Board, including commercial paper, as determined by the Investment Manager, as liquid and not subject to the investment limitations applicable to illiquid securities.

Rule 144A adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to a restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Investment Manager anticipates that the market for certain restricted securities such as institutional commercial paper may expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

OPTIONS AND FUTURES CONTRACTS. The Growth Fund may write covered call options, buy put options, buy call options and write put options, without limitation except as noted in this paragraph and the Statement of Additional Information. Such options may relate to particular securities or to various indexes and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. The Fund may also invest in futures contracts and options on futures contracts (index futures contracts or interest rate futures contracts, as applicable) for hedging purposes or for other purposes so long as aggregate initial margins and premiums required for non-hedging positions do not exceed 5% of its net assets, after taking into account any unrealized profits and losses on any such contracts it has entered into. However, the Fund may not write put options or purchase or sell futures contracts or options on futures contracts to hedge more than its total assets unless immediately after any such transaction the aggregate amount of premiums paid for put options and the amount of margin deposits on its existing futures positions do not exceed 5% of its total assets.

Options trading is highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

The Growth Fund may invest in unlisted over-the-counter options only with broker-dealers deemed creditworthy by the Investment Manager. Closing transactions in certain options are usually effected directly with the same broker-dealer that effected the original option transaction. The Fund bears the risk that the broker-dealer will fail to meet its obligations. There is no assurance that the Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

To enter into a futures contract, the Growth Fund must make a deposit of an initial margin with its custodian in a segregated account in the name of its futures broker. Subsequent payments to or from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable.

The risks related to the use of options and futures contracts include: (i) the correlation between movements in the market price of a portfolio's investments (held or intended for purchase) being hedged and in the price of the futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out options or futures positions; (iii) the need for additional portfolio management skills and techniques; and (iv) losses due to unanticipated market movements.

Successful use of options and futures by the Growth Fund is subject to the Investment Manager's ability to correctly predict movements in the direction of the market. For example, if the Fund uses future contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions.
The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in future pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract.

WARRANTS. The Growth Fund may invest in warrants, which are certificates that give the holder the right to buy a specific number of shares of a company's stock at a stipulated price within a certain time limit (generally, two or more years). Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities which it entitles a holder to purchase, and because it does not represent any rights in the assets of the issuer, warrants may be considered more speculative than certain other types of investments. Also, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.



LENDING OF PORTFOLIO SECURITIES. In order to generate income, the Growth Fund may lend portfolio securities on a short-term or a long-term basis, up to one-third of the value of its total assets to broker-dealers, banks, or other institutional borrowers of securities. Since this technique may be considered a form of leverage, the Fund will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Investment Manager for the Fund has determined are creditworthy under guidelines established by the Trustees, and will receive collateral in the form of cash (which may be invested in accordance with the Fund's investment program) or U.S. Government securities, equal to at least 100% of the value of the securities loaned at all times. The Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent. The Fund may also receive interest on the investment of the collateral or a fee from the borrower as compensation for the loan. The Fund will retain the right to call, upon notice, the securities lent. The principal risk is the potential insolvency of the broker-dealer or other borrower. As a result there may be delays in recovery, or even loss of rights in the collateral should the borrower fail financially. The Investment Manager reviews the creditworthiness of the entities to which loans are made to evaluate those risks.



WHEN-ISSUED SECURITIES. The Growth Fund may utilize up to 5% of its total assets to purchase securities on a "when-issued" basis, which normally settle within 30 to 45 days. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, but may sell the securities before the settlement date if the Investment Manager deems it advantageous to do so. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued basis, the yields obtained may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When the Fund agrees to purchase when-issued securities, its custodian will set aside in a segregated account cash, U.S. government securities or other liquid high-grade debt obligations or other securities that are acceptable as collateral to the appropriate regulatory authority equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

OTHER INVESTMENT COMPANIES. The Growth Fund may also invest up to 10% of its total assets in the securities of other investment companies, including closed-end investment companies, in accordance with Section 12(d)(1)(A) of the 1940 Act. Such investment in other investment companies will take into consideration the operating expenses and fees of these companies, including advisory fees, as such expenses may reduce investment return.



CERTAIN POLICIES TO REDUCE RISK. The Growth Fund has adopted certain fundamental investment policies in managing its portfolio that are designed to maintain the portfolio's diversity and reduce risk. The Fund will (i) not purchase the securities of any company if, as a result, the Fund's holdings of that issue would amount to more than 5% of the value of the Fund's total assets, or more than 25% of the value of total assets would be invested in any one industry; and (ii) not borrow money except for temporary purposes and then only in amounts not exceeding 15% of the value of its total assets. The Fund will not borrow in order to increase income, but only to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. Limitation (i) does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. These investment policies are fundamental and may be changed for the Fund only by approval of the Fund's shareholders.

If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. The 1940 Act requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. To avoid the potential leveraging effects of the Fund's borrowings, additional investments will not be made while borrowings are in excess of 5% of the Fund's total assets.


In addition, it is a fundamental investment policy that the Growth Fund may invest only up to 20% of its total assets in securities of foreign issuers.

These fundamental investment policies may be changed only with the consent of a "majority of the outstanding voting securities" of the Growth Fund. As used in this Prospectus and Statement of Additional Information, the term "majority of the outstanding voting shares" means the lesser of (i) 67% of the shares of the Fund present at a meeting where the holders if more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

FURTHER INFORMATION. The Growth Fund's investment program is subject to further restrictions as described in the Statement of Additional Information. The Fund's investment program, unless otherwise specified, is not fundamental and may be changed without shareholder approval by the Board. The Fund's investment objective is fundamental and may be changed only with approval of the Fund's shareholders.

INVESTMENT PERFORMANCE. The Growth Fund may illustrate in advertisements its average annual total return, which is the rate of growth that would be necessary to achieve the ending value of an investment kept in the Fund for the period specified and is based on the following assumptions: (i) all dividends and distributions by the Fund are reinvested in shares of the Fund at net asset value, and (ii) all recurring fees are included for applicable periods.

The Growth Fund may also illustrate in advertisements its cumulative total return for several time periods throughout the Fund's life based on an assumed initial investment of $1,000. Any such cumulative total return will assume the reinvestment of all income dividends and capital gains distributions for the indicated periods and will include all recurring fees.

PORTFOLIO TRANSACTIONS AND BROKERAGE PRACTICES

The Distributor may act as a broker for the Growth Fund in conformity with the securities laws and rules thereunder. Allocations of portfolio transactions for the Fund, including their frequency, to various brokers is determined by the Investment Manager in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt and efficient execution of orders in an effective manner at the most favorable price. The Investment Manager may also consider sales of the Fund's shares as a factor in the selection of broker-dealers, subject to the policy of obtaining best price and execution. For further information regarding the allocation of portfolio transactions and brokerage, see the Statement of Additional Information.

ORGANIZATION OF THE TRUST

The Trust, a Delaware business trust, organized on December 20, 1995, currently consists of one portfolio, the Growth Fund. Shareholders having at least two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a meeting of shareholders called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Trust has an obligation to assist in such shareholder communications. The Trust does not routinely hold annual meetings of shareholders. Each share of the Fund is entitled to one vote on all matters submitted to a vote of all shareholders of the Fund. Fractional shares, when issued, have the same rights, proportionately, as full shares. All shares are fully paid and nonassessable when issued and have no preemptive, conversion or cumulative voting rights.

As of the date of this Prospectus, the Investment Manager has provided the initial seed capital for the Trust and owns 100% of the outstanding voting shares of the Growth Fund. Furthermore, as ownership of more than 25% of the outstanding voting securities of the Fund may result in a person being deemed a controlling entity of the Fund, the Investment Manager may be initially deemed a controlling person of the Fund. Such control by the Investment Manager will dilute the effect of the votes of other shareholders.

                      THE LOU HOLLAND TRUST
                           Suite 3260
                      35 West Wacker Drive
                     Chicago, Illinois 60601


               STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Trust dated ____________, 1996, which may be obtained by telephoning the Trust at 1-800-999-9999. This Statement of Additional Information has been incorporated by reference into the Prospectus.

The date of this Statement of Additional Information is _____________, 1996.


                                TABLE OF CONTENTS


ITEM                                                        PAGE
----                                                        ----


 General Information and History
 Investment Restrictions
 Description of Certain Investments
 Management of The Trust
 Committees of the Board of Trustees
 Principal Holders of Securities
 Investment Management and Other Services
 Brokerage Allocation and Other Practices
 Purchase and Redemption of Securities Being Offered
 Determination of Net Asset Value
 Taxes
 Organization of The Trust
 Performance Information About the Growth Fund
 Independent Auditors
 Legal Matters
 Financial Statements
 Appendix

GENERAL INFORMATION AND HISTORY

The Trust is a Delaware business trust registered with the SEC as a no-load, open-end diversified management investment company, commonly known as a "mutual fund." The Trust is organized as a series company and currently consists of one series, the Growth Fund. In the future, the Trust may establish additional series.

The Growth Fund is a separate investment portfolio with a distinct investment objective, investment programs, policies, and restrictions. The Fund is managed by Holland Capital Management (the "Investment Manager"), which directs the day-to-day operations of the Fund. Shares of the Fund will be initially offered principally to the Investment Manager. The Investment Manager also provides administrative services to the Trust. HCM Investments, Inc. (the "Distributor"), an affiliate of the Investment Manager, serves as distributor for the shares of the Fund.

INVESTMENT RESTRICTIONS


The following fundamental investment restrictions apply to the Growth Fund and may be changed only by approval of the Fund's shareholders. Except with respect to borrowing money, as described in (2) below, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in that percentage amount resulting from any change in value of the portfolio securities or the Fund's net assets will not result in a violation of such investment restriction.


The Growth Fund will not:

(1) MARGIN AND SHORT SALES: Purchase securities on margin or sell securities short, except that the Growth Fund may make margin deposits in connection with permissible options and futures transactions subject to (5) and (8) below, may make short sales against the box and may obtain short-term credits as may be necessary for clearance of transactions.

(2)  SENIOR SECURITIES AND BORROWING:   Issue any class of securities senior to
any other class of securities, although the Growth Fund may borrow from a bank for temporary, extraordinary or emergency purposes or through the use of reverse repurchase agreements. The Fund may borrow up to 15% of the value of its total assets in order to meet redemption requests. No securities will be purchased when borrowed money exceeds one-third of the value of the Fund's total assets. The Fund may enter into futures contracts subject to (5) below;

(3)  REAL ESTATE:   Purchase or sell real estate, or invest in real estate
limited partnerships, except the Growth Fund may, as appropriate and consistent with its investment objective, investment program, policies and other investment restrictions, buy securities of issuers that engage in real estate operations and securities that are secured by interests in real estate (including shares of real estate mortgage investment conduits, mortgage pass-through securities, mortgage-backed securities and collateralized mortgage obligations) and may hold and sell real estate acquired as a result of ownership of such securities;

(4)  CONTROL OF PORTFOLIO COMPANIES:    Invest in portfolio companies for the
purpose of acquiring or exercising control of such companies;

(5)  COMMODITIES:   Purchase or sell commodities and invest in commodities
futures contracts, except that the Growth Fund may enter into futures contracts and options thereon where, as a result thereof, no more than 5% of the total assets for the Fund (taken at market value at the time of entering into the futures contracts) would be committed to margin deposits on such futures contracts and premiums paid for unexpired options on such futures contracts; provided that, in the case of an option that is "in-the-money" at the time of purchase, the "in-the-money" amount, as defined under Commodity Futures Trading Commission regulations, may be excluded in computing such 5% limit.

(6)  INVESTMENT COMPANIES:    Invest in the securities of other open-end
investment companies, except that the Growth Fund may purchase securities of other open-end investment companies provided that such investment is in connection with a merger, consolidation, reorganization, or acquisition or by purchase in the open market of such securities where no sponsor or dealer commission or profit, other than a customary brokerage commission, is involved and only if immediately thereafter the Fund (i) owns no more than 3% of the total outstanding voting securities of any one investment company and (ii) invests no more than 10% of its total assets (taken at market value) in the securities of any one investment company or all other investment companies in the aggregate;

(7) UNDERWRITING: Underwrite securities issued by other persons, except to the extent that the Growth Fund may be deemed to be an underwriter, within the meaning of the 1933 Act, in connection with the purchase of securities directly from an issuer in accordance with the Fund's investment objective, investment program, policies, and restrictions;

(8)  OPTIONS AND SPREADS:     Invest in puts, calls, straddles, spreads or any
combination thereof, except that the Growth Fund may invest in and commit its assets to writing and purchasing put and call options to the extent permitted by the Prospectus and this Statement of Additional Information. In order to comply with the securities laws of several states, the Fund (as a matter of operating policy) will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to put options for the Fund exceeds 25% of the market value of the Fund's net assets. The Fund intends to invest in options primarily to hedge against sudden fluctuations in the financial markets.

(9)  OIL AND GAS PROGRAMS:    Invest in interests in oil, gas, or other mineral
exploration or development programs or oil, gas and mineral leases, although investments may be made in the securities of issuers engaged in any such businesses;

(10)  OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND TRUSTEES:     Purchase
or retain the securities of any issuer if the officers and Trustees or the Investment Manager who individually own more than 1/2 of 1% of the securities of such issuer collectively own more than 5% of the securities of such issuer;

(11)  LOANS:   Make loans, except that the Growth Fund in accordance with its investment objective, investment program, policies, and restrictions may: (i) invest in a portion of an issue of publicly issued or privately placed bonds, debentures, notes, and other debt securities for investment purposes; (ii) purchase money market securities and enter into repurchase agreements, provided such repurchase agreements are fully collateralized and marked to market daily; and (iii) lend its portfolio securities in an amount not exceeding one-third the value of the Fund's total assets.

(12)  UNSEASONED ISSUERS:     Invest more than 5% of its total assets in
securities of issuers, including their predecessors and unconditional guarantors, which, at the time of purchase, have been in operation for less than three years, other than obligations issued or guaranteed by the U.S. Government, its agencies, and instrumentalities;

(13)  RESTRICTED SECURITIES, ILLIQUID SECURITIES AND SECURITIES NOT READILY
MARKETABLE:    Knowingly purchase or otherwise acquire any security or invest in a repurchase agreement if, as a result, more than 15% of the net assets of the Growth Fund would be invested in securities that are illiquid or not readily marketable, including repurchase agreements maturing in more than seven days and non-negotiable fixed time deposits with maturities over seven days. The Fund may invest without limitation in restricted securities provided such securities are considered to be liquid. As a matter of operating policy, in compliance with certain state regulations, no more than 15% of any Fund's total assets will be invested in restricted securities;

(14)  MORTGAGING:   Mortgage, pledge, or hypothecate in any other manner, or
transfer as security for indebtedness any security owned by the Growth Fund, except as may be necessary in connection with (i) permissible borrowings (in which event such mortgaging, pledging, and hypothecating may not exceed 15% of the Fund's total assets in order to secure such borrowings) and (ii) the use of options and futures contracts.

(15)  DIVERSIFICATION:   Make an investment unless 75% of the value of the
Growth Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other investment companies and other securities. For purposes of this restriction, the purchase of "other securities" is limited so that no more than 5% of the value of the Fund's total assets would be invested in any one issuer. As a matter of operating policy, the Fund will not consider repurchase agreements to be subject to the above-stated 5% limitation if all the collateral underlying the repurchase agreements are U.S. Government securities and such repurchase agreements are fully collateralized.

(16)  CONCENTRATION:     Invest 25% or more of the value of its total assets in
any one industry, except that the Growth Fund may invest 25% or more of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or instruments secured by these money market instruments, such as repurchase agreements.

DESCRIPTION OF CERTAIN INVESTMENTS

The following is a description of certain types of investments which may be made by the Growth Fund.

MONEY MARKET INSTRUMENTS

The Growth Fund may invest in high-quality money market instruments in order to enable it to: (i) take advantage of buying opportunities; (ii) meet redemption requests or ongoing expenses; or (iii) take defensive action as necessary, or for other temporary purposes. The money market instruments that may be used by the Fund include:

U.S. GOVERNMENT OBLIGATIONS: These consist of various types of marketable securities issued by the U.S. Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the U.S. Government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable Government security, have a maturity of up to one year and are issued on a discount basis.

U.S. GOVERNMENT AGENCY SECURITIES: These consist of debt securities issued by agencies and instrumentalities of the U.S. Government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association ("GNMA"), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration.

Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation ("FHLMC"), the Farm Credit Banks, the Federal National Mortgage Association ("FNMA"), and the U.S. Postal Service. These securities are either: (i) backed by the full faith and credit of the U.S. Government (e.g., U.S. Treasury Bills);
(ii) guaranteed by the U.S. Treasury (e.g., GNMA mortgage-backed securities);
(iii) supported by the issuing agency's or instrumentality's right to borrow from the U.S. Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., each of the Federal Home Loan Banks).

BANK AND SAVINGS AND LOAN OBLIGATIONS: These include, among others, certificates of deposit, bankers' acceptances, and time deposits. Certificates of deposit generally are short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Bankers' acceptances are time drafts drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (e.g., to finance the import, export, transfer, or storage of goods). With bankers' acceptances, the borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most bankers' acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are generally short-term, interest-bearing negotiable obligations issued by commercial banks against funds deposited in the issuing institutions. In the case of domestic banks, the Growth Fund will not invest in any security issued by a commercial bank or a savings and loan association unless the bank or savings and loan association is a member of the Federal Deposit Insurance Corporation ("FDIC"), or in the case of savings and loan associations, insured by the FDIC; provided, however, that such limitation will not prohibit investments in foreign branches of domestic banks which meet the foregoing requirements. The Fund will not invest in time-deposits maturing in more than seven days.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE DEBT INSTRUMENTS: These include commercial paper (i.e., short-term, unsecured promissory notes issued by corporations to finance short-term credit needs). Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Also included are non-convertible corporate debt securities (e.g., bonds and debentures). Corporate debt securities with a remaining maturity of less than 13 months are liquid (and tend to become more liquid as their maturities lessen) and are traded as money market securities. The Growth Fund may purchase corporate debt securities having no more than 13 months remaining to maturity at the date of settlement.

REPURCHASE AGREEMENTS: The Growth Fund may invest in repurchase agreements. A repurchase agreement is an instrument under which the investor (such as the Fund) acquires ownership of a security (known as the "underlying security") and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the underlying security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. The underlying securities will consist of high-quality debt securities and must be determined to present minimal credit risks. Repurchase agreements are, in effect, collateralized by such underlying securities, and, during the term of a repurchase agreement, the seller will be required to mark to market such securities every business day and to provide such additional collateral as is necessary to maintain the value of all collateral at a level at least equal to the repurchase price. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by the Fund for a duration of more than seven days if, as a result, more than 15% of the net asset value of the Fund would be invested in such agreements or other securities which are not readily marketable.

The Growth Fund will assure that the amount of collateral with respect to any repurchase agreement is adequate. As with a true extension of credit, however, these is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, the Fund could incur costs in connection with the disposition of the collateral if the seller were to default. The Fund will enter into repurchase agreements only with sellers deemed to be creditworthy by the Board and only when the economic benefit to the Fund is believed to justify the attendant risks. The Fund has adopted standards for the sellers with whom they will enter into repurchase agreements. The Board believes these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. The Fund may enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers in U.S. Government securities.

SECURITIES OF FOREIGN ISSUERS: As described in the Prospectus, the Growth Fund also may purchase equity and equity-related securities of foreign issuers. Also as described in the Prospectus, the Fund may purchase American Depositary Receipts ("ADRs"). ADRs are U.S. dollar-denominated certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank and traded on a U.S. exchange or in an over-the-counter market. Generally, ADRs are in registered form. There are no fees imposed on the purchase or sale of ADRs when purchased from the issuing bank or trust company in the initial underwriting, although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of ADRs into the underlying securities. Investments in ADRs have certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are registered domestically, easily transferable and for which market quotations are readily available; and (ii) issuers whose securities are represented by ADRs are subject to the same auditing, accounting, and financial reporting standards as domestic issuers.

Investments in foreign securities involve certain risks that are not typically associated with investing in domestic issuers, including: (i) less publicly available information about the securities and about the foreign company or government issuing them; (ii) less comprehensive accounting, auditing, and financial reporting standards, practices, and requirements; (iii) stock markets outside the U.S. may be less developed or efficient than those in the U.S. and government supervision and regulation of those stock markets and brokers and the issuers in those markets is less comprehensive than that in the U.S.; (iv) the securities of some foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers; (v) settlement of transactions with respect to foreign securities may sometimes be delayed beyond periods customary in the U.S.; (vi) fixed brokerage commissions on certain foreign stock exchanges and custodial costs with respect to securities of foreign issuers generally exceed domestic costs; (vii) with respect to some countries, there is the possibility of unfavorable changes in investment or exchange control regulations, expropriation, or confiscatory taxation, taxation at the source of the income payment or dividend distribution, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments that could adversely affect U.S. investments in those countries; and (viii) foreign securities denominated in foreign currencies may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations and the Fund may incur costs in connection with conversions between various currencies. Specifically, to facilitate its purchase of securities denominated in foreign currencies, the Fund may engage in currency exchange transactions to convert currencies to or from U.S. dollars. The Fund does not intend to hedge its foreign currency risks and will engage in currency exchange transactions on a spot (i.e., cash) basis only at the spot rate prevailing in the foreign exchange market.

EQUITY SECURITIES. As stated in the Prospectus, the Growth Fund invests primarily in the common stocks of a diversified group of companies that have (i) demonstrated historical growth of earnings faster than the general market, (ii) earnings growth stability, (iii) a return on equity higher than the general market, and (iv) dividend growth of the portfolio is typically greater than that of the market, while dividend yield is typically less.

MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

The Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below. Any Trustee who is considered an "interested person" of the Trust (as defined in Section 2(a)(19) of the 1940 Act) is indicated by an asterisk next to his or her name. The address for all interested persons, unless otherwise indicated, is Suite 3260, 35 West Wacker Drive, Chicago, Illinois 60601:


                                                         POSITION WITH THE TRUST AND
                                                        PRINCIPAL OCCUPATION WITH THE
NAME                                       AGE               PAST FIVE YEARS
*Louis A. Holland                           54          President, Trustee and Chairman of the Board of
                                                        Trustees.  Managing Partner and Chief Investment
                                                        Officer of Holland Capital Management, L.P.
                                                        President, Treasurer and Director, HCM
                                                        Investments, Inc.

*Monica L. Walker                          37           SECRETARY AND TRUSTEE.  Portfolio Manager, Holland
                                                        Capital Management, L.P.; Vice President, HCM
                                                        Investments, Inc.

*Laura J. Janus                            48           TREASURER.  Portfolio Manager, Holland Capital
                                                        Management, L.P.; Vice President, HCM Investments,
                                                        Inc.

Lester H. McKeever, Jr.                    61           TRUSTEE.  Managing Partner, Washington, Pittman &
                                                        McKeever, Certified Public Accountants &
                                                        Management Consultants.

Elzie L. Higginbottom                      54           TRUSTEE.  Chairman and Chief Executive Officer,
                                                        East Lake Management and Development Corporation.

Kenneth R. Meyer                           51          TRUSTEE.  Executive Vice President and Managing
                                                        Director, Lincoln Capital Management Co.



Of the persons listed in the table above, the following describes any position held with any affiliated persons or principal underwriters of registrant: Louis
A. Holland is Managing Partner and Chief Investment Officer of the Investment Manager and President, Treasurer and Director of the Distributor; Monica L. Walker and Laura J. Janus each is a Vice President of the Distributor and a partner of, and member of the Investment Policy Committee of, the Investment Manager.



The following table describes the compensation provided by the Trust:


--------------------------------------------------------------------------------         (1)                         (2)
          (3)                     (4)                      (5)
NAME OF PERSON, POSITION      AGGREGATE COMPENSATION     PENSION OR RETIREMENT      ESTIMATED BENEFITS      TOTAL COMPENSATION
                               FROM THE TRUST(*)         BENEFITS ACCRUED AS PART   UPON RETIREMENT         FROM THE TRUST PAID
                                                         OF TRUST EXPENSES                                  TO TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
Lester H. McKeever,
Trustee and Member of               $2,100/year                     0                          0             $2,100/year
Audit Committee
--------------------------------------------------------------------------------------------------------------------------------
Elzie L. Higginbottom,
Trustee and Member of               $2,100/year                     0                          0             $2,100/year
Audit Committee
--------------------------------------------------------------------------------------------------------------------------------
Kenneth R. Meyer,
Trustee and Member of               $2,100/year                     0                          0             $2,100/year
Audit Committee
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------




(*)Estimated future payments


COMMITTEES OF THE BOARD OF TRUSTEES


The Board has an Audit Committee and an Executive Committee. The duties of these two committees and their present membership are as follows:

AUDIT COMMITTEE: The members of the Audit Committee will consult with the Trust's independent public accountants if the accountants deem it desirable, and will meet with the Trust's independent public accountants at least once annually to discuss the scope and results of the annual audit of the Growth Fund and such other matters as the Audit Committee members may deem appropriate or desirable.
Lester H. McKeever, Jr., Elzie L. Higginbottom and Kenneth R. Meyer are the members of the Audit Committee.


EXECUTIVE COMMITTEE: During intervals between meetings of the Board, the Executive Committee possesses and may exercise all of the powers of the Board in the management of the Trust except as to matters where action of the full Board is specifically required. Included within the scope of such powers are matters relating to valuation of securities held in the Growth Fund's portfolio and the pricing of the Fund's shares for purchase and redemption. Louis A. Holland and Monica L. Walker are the members of the Executive Committee.

PRINCIPAL HOLDERS OF SECURITIES



The Investment Manager held all of the outstanding voting securities of the Trust as of the date of this Statement of Additional Information. The address of the Investment Manager is Suite 3260, 35 West Wacker Drive, Chicago, Illinois 60601. Trustees and officers of the Trust, as a group, owned less than 1% of the Growth Fund's outstanding voting securities as of the date of this Statement of Additional Information.


INVESTMENT MANAGEMENT AND OTHER SERVICES

THE INVESTMENT MANAGER

Holland Capital Management, Suite 3260, 35 West Wacker Drive, Chicago, Illinois 60601, serves as Investment Manager of the Trust pursuant to an Investment Management and Administration Agreement that has been approved by the Board, including a majority of independent Trustees.

The controlling persons of the Investment Manager are: Holland Capital Management, Inc., the General Partner of the Investment Manager; Louis A. Holland, Managing Partner and Chief Investment Officer of the Investment Manager; and Catherine E. Lavery, Chief Accounting Officer, Secretary and Director of Holland Capital Management, Inc.

Investment management fees are paid to the Investment Manager monthly at the following annualized rates based on a percentage of the average daily net asset value of the Growth Fund: .85% of average daily net assets up to $500 million,
 .75% of average daily net assets up to the next $500 million, and .65% of average daily net assets in excess of $1 billion.

In addition to the duties set forth in the Prospectus, The Investment Manager, in furtherance of such duties and responsibilities, is authorized in its discretion to engage in the following activities: (i) buy, sell, exchange, convert, lend, or otherwise trade in portfolio securities and other assets; (ii) place orders and negotiate the commissions (if any) for the execution of transactions in securities with or through broker-dealers, underwriters, or issuers; (iii) prepare and supervise the preparation of shareholder reports and other shareholder communications; and (iv) obtain and evaluate business and financial information in connection with the exercise of its duties.

The Investment Manager will also furnish to or place at the disposal of the Trust such information and reports as requested by or as the Investment Manager believes would be helpful to the Trust. The Investment Manager has agreed to permit individuals who are among its officers or employees to serve as Trustees, officers, and members of any committee or advisory board of the Trust without cost to the Trust. The Investment Manager has agreed to pay all salaries, expenses, and fees of any Trustees or officers of the Trust who are affiliated with the Investment Manager.

In its administration of the Trust, the Investment Manager is responsible for:
(i) maintaining the Trust's books and records; (ii) overseeing the Trust's insurance relationships; (iii) preparing or assisting in the preparation of all required tax returns, proxy statements and reports to the Trust's shareholders and Trustees and reports to and filings with the SEC and any other governmental agency; (iv) preparing such applications and reports as may be necessary to register or maintain the registration of the Trust's shares under applicable state securities laws; (v) responding to all inquiries or other communications of shareholders which are directed to the Investment Manager; and (vi) overseeing all relationships between the Trust and its agents.



In addition to the administrative services provided by the Investment Manager, Firstar Trust Company, pursuant to agreements between it and the Trust, performs certain accounting, administrative, recordkeeping, tax related and other reporting services for the Trust.



THE DISTRIBUTOR AND DISTRIBUTION SERVICES

The Distributor serves as the distributor of the shares of the Growth Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Fund's shares are sold on a no-load basis and, therefore, the Distributor receives no sales commission or sales load for providing such services. The Trust has not currently entered into any plan or agreement for the payment of fees pursuant to Rule 12b-1 under the 1940 Act, but reserves the right to do so with respect to any future classes of shares of any series.



CUSTODIAN. Firstar Trust Company serves as custodian of the assets of the Trust. Pursuant to separate agreements with the Trust, Firstar also provides certain administrative, accounting and transfer agent services.



BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to the general supervision of the Board, the Investment Manager is responsible for making decisions with respect to the purchase and sale of portfolio securities on behalf of the Trust, including the selection of broker-dealers to effect portfolio transactions, the negotiation of commissions, and the allocation of principal business and portfolio brokerage.

The purchase of any money market instruments and any other debt securities traded in the over-the-counter market usually will be on a principal basis directly from issuers or dealers serving as primary market makers. The price of such money market instruments and debt securities is usually negotiated, on a net basis, and no brokerage commissions are paid. Although no stated commissions are paid for securities traded in the over-the-counter market, transactions in such securities with dealers usually include the dealer's "mark-up" or "mark-down." Money market instruments and other debt securities may also be purchased in underwritten offerings, which include a fixed amount of compensation to the underwriter, generally referred to as the underwriting discount or concession.

In selecting brokers and dealers to execute transactions for the Growth Fund, the primary consideration is to seek to obtain the best execution of the transactions, at the most favorable overall price, and in the most effective manner possible, considering all the circumstances. Such circumstances include: the price of the security; the rate of the commission or broker-dealer's "spread;" the size and difficulty of the order; the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers; and the value of research and other services provided by the broker-dealer. The Investment Manager may also rank broker-dealers based on the value of their research services and may use this ranking as one factor in its selection of broker-dealers. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to the policy of seeking the best price and execution as stated above, sales of shares of the Fund by a broker-dealer may be considered by the Investment Manager in the selection of broker-dealers to execute portfolio transactions for the Fund.

Under no circumstances will the Trust deal with the Investment Manager or its affiliates in any transaction in which the Investment Manager or its affiliates act as a principal.

In placing orders for the Trust, the Investment Manager, subject to seeking best execution, is authorized to cause the Trust to pay broker-dealers that furnish brokerage and research services (as such services are defined under Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act")) a higher commission than that which might be charged by another broker-dealer that does not furnish such brokerage and research services or who furnishes services of lesser value. However, such higher commissions must be deemed by the Investment Manager as reasonable in relation to the brokerage and research services provided by the broker-dealer, viewed in terms of either that particular transaction or the overall decision-making responsibilities of the Investment Manager with respect to the Trust or other accounts, as to which it exercises investment discretion (as such term is defined under Section 3(a)(35) of the 1934 Act).

The Investment Manager currently provides investment advice to other entities and advisory accounts that have investment programs and an investment objective similar to the Growth Fund. Accordingly, occasions may arise when the Investment Manager may engage in simultaneous purchase and sale transactions of securities that are consistent with the investment objective and programs of the Fund, and other accounts. On those occasions, the Investment Manager will allocate purchase and sale transactions in an equitable manner according to written procedures approved by the Board. Specifically, such written procedures provide that, in allocating purchase and sale transactions made on a combined basis, the Investment Manager will seek to achieve the same average unit price of securities for each entity and will seek to allocate, as nearly as practicable, such transactions on a pro-rata basis substantially in proportion to the amounts ordered to be purchased or sold by each entity. Such procedures may, in certain instances, be either advantageous or disadvantageous to the Fund.

It is expected that the Distributor, a registered broker-dealer, may act as broker for the Growth Fund, in conformity with the securities laws and rules thereunder. The Distributor is an affiliated person of the Investment Manager. In order for the Distributor to effect any portfolio transactions for the Fund on an exchange or board of trade, the commissions received by the Distributor must be reasonable and fair compared to the commission paid to other brokers in connection with comparable transactions involving similar securities or futures being purchased or sold on an exchange of board of trade during a comparable period of time. This standard would allow the Distributor to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. The Board will approve procedures for evaluating the reasonableness of commissions paid to the Distributor and periodically will review these procedures. The Distributor will not act as principal in effecting any portfolio transactions for the Fund.

PURCHASE AND REDEMPTION OF SECURITIES BEING OFFERED

The shares of the Growth Fund are offered to the public for purchase directly through the Distributor. The offering and redemption price of the shares of the Fund is based upon the Fund's net asset value per share next determined after a purchase order or redemption request has been received in good order by the Fund. See "Determination of Net Asset Value" below. The Trust intends to pay all redemptions of the shares of the Fund in cash. However, the Trust may make full or partial payment of any redemption request by the payment to shareholders of portfolio securities (i.e., by redemption-in-kind), at the value of such securities used in determining the redemption price. The Trust, nevertheless, pursuant to Rule 18f-1 under the 1940 Act, will file a notification of election under which the Fund will be committed to pay in cash to any shareholder of record of the Fund, all such shareholder's requests for redemption made during any 90-day period, up to the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period. The securities to be paid in-kind to any shareholders will be readily marketable securities selected in such manner as the Board deems fair and equitable. If shareholders were to receive redemptions-in-kind, they would incur brokerage costs should they wish to liquidate the portfolio securities received in such payment of their redemption request. The Trust does not anticipate making redemptions-in-kind.

The right to redeem shares or to receive payment with respect to any redemption of shares of the Growth Fund may only be suspended (i) for any period during which trading on the New York Stock Exchange ("Exchange") is restricted or such Exchange is closed, other than customary weekend and holiday closings, (ii) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of the Fund is not reasonably practicable, or (iii) for such other periods as the SEC may by order permit for protection of shareholders of the Fund.

DETERMINATION OF NET ASSET VALUE

The net asset value of shares of the Growth Fund is normally calculated as of the close of trading on the Exchange on every day the Exchange is open for trading, except (i) on days where the degree of trading in the Fund's portfolio securities would not materially affect the net asset value of the Fund's shares and (ii) on days during which no shares of the Fund were tendered for redemption and no purchase orders were received. The Exchange is open Monday through Friday except on the following national holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The assets of the Growth Fund are valued as follows:

Equity assets are valued based on market quotations, or if market quotations are not available, by a method that the Board believes accurately reflects fair value.

All money market instruments held by the Growth Fund are valued on an amortized cost basis. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security.

Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued at prices obtained from an independent pricing service. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Investment Manager deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued in good faith by the Board using its best judgment.

TAXES


The Trust intends to continue to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code, and as such must satisfy certain requirements regarding the character of investments in the Trust, investment diversification, and distribution.


In general, to qualify as a RIC, at least 90% of the gross income of the Trust for the taxable year must be derived from dividends, interest, and gains from the sale or other disposition of securities, and less than 30% of its gross income for the taxable year can be attributable to gains (without deductions for losses) from the sale or other disposition of securities held for less than three months.

A RIC must distribute to its shareholders 90% of its ordinary income and net short-term capital gains. Moreover, undistributed net income may be subject to tax at the RIC level.

In addition, the Trust must declare and distribute dividends equal to at least 98% of its ordinary income (as of the twelve months ended December 31) and distributions of at least 98% of its capital gains net income (as of the twelve months ended October 31), in order to avoid a federal excise tax. The Trust intends to make the required distributions, but cannot guarantee that it will do so. Dividends attributable to the Trust's ordinary income are taxable as such to shareholders in the year in which they are received.

A corporate shareholder may be entitled to take a deduction for income dividends received by it that are attributable to dividends received from a domestic corporation, provided that both the corporate shareholder retains its shares in the Growth Fund for more than 45 days and the Trust retains its shares in the issuer from whom it received the income dividends for more than 45 days. A distribution of capital gains net income reflects the Trust's excess of net long-term gains over its net short-term losses. The Trust must designate income dividends and distributions of capital gains net income and must notify shareholders of these designations within sixty days after the close of the Trust's taxable year. A corporate shareholder of the Trust cannot use a dividends-received deduction for distributions of capital gains net income.

If, in any taxable year, the Trust should not qualify as a RIC under the Code:
(i) the Trust would be taxed at normal corporate rates on the entire amount of its taxable income without deduction for dividends or other distributions to its shareholders, and (ii) the Trust's distributions to the extent made out of the Trust's current or accumulated earnings and profits would be taxable to its shareholders (other than shareholders in tax deferred accounts) as ordinary dividends (regardless of whether they would otherwise have been considered capital gains dividends), and may qualify for the deduction for dividends received by corporations.

If the Trust purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), the Trust may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of the shares even if the income is distributed as a taxable dividend by the Trust to its shareholders. Additional charges in the nature of interest may be imposed on either the Trust or its shareholders with respect to deferred taxes arising from the distributions or gains. If the Trust were to purchase shares in a PFIC and (if the PFIC made the necessary information available) elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Trust might be required to include in income each year a portion of the ordinary earnings and net capital gains of the PFIC, even if not distributed to the Trust, and the amounts would be subject to the 90% and calendar year distribution requirements described above.

ORGANIZATION OF THE TRUST

As a Delaware business trust entity, the Trust need not hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust, however, must hold shareholder meetings for such purposes as, for example: (i) electing the initial Board; (ii) approving certain agreements as required by the 1940 Act; (iii) changing the fundamental investment objective, policies, and restrictions of the Growth Fund; and (iv) filling vacancies on the Board in the event that less than a majority of the Trustees were elected by shareholders. The Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At such time, the Trustees then in office will call a shareholders meeting for the election of Trustees. In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Trust has the obligation to assist in such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.

PERFORMANCE INFORMATION ABOUT THE GROWTH FUND

TOTAL RETURN CALCULATIONS

The Growth Fund may provide average annual total return information calculated according to a formula prescribed by the SEC. According to that formula, average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Fund and the ending value of that account measured by then current net asset value of the Fund, and assuming that all dividends and capital gains distributions during the stated period were reinvested in shares of the Fund when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would equate the initial amount invested to the ending redeemable value of such investment, according to the following formula:

           1/n
T = (ERV/P)     - 1

where T equals average annual total return; where ERV, the ending redeemable value, is the value at the end of the applicable period of a hypothetical $1,000 payment made at the beginning of the applicable period; where P equals a hypothetical initial payment of $1,000; and where n equals the number of years.

The Growth Fund, from time to time, also may advertise its cumulative total return figures. Cumulative total return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Cumulative total return is calculated by finding the compound rates of a hypothetical investment over such period, according to the following formula (cumulative total return is then expressed as a percentage):

C = (ERV/P) - 1

Where:

          C =  Cumulative Total Return
          P =  a hypothetical initial investment of $1,000
          ERV = ending redeemable value; ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

From time to time, in reports and promotional literature, the performance of the Growth Fund may be compared to: (i) other mutual funds or groups of mutual funds tracked by: (A) Lipper Analytical Services, a widely-used independent research firm which ranks mutual funds by overall performance, investment objectives, and asset size; (B) Forbes Magazine's Annual Mutual Fund Survey and Mutual Fund Honor Roll; or (C) other financial or business publications, such as Business Week, Money Magazine, and Barron's, which provide similar information;
(ii) the Consumer Price Index (measure for inflation), which may be used to assess the real rate of return from an investment in the Fund; (iii) other Government statistics such as GNP, and net import and export figures derived from Governmental publications, e.g., The Survey of Current Business, which may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (iv) Alexander Steele's Mutual Fund Expert, a tracking service which ranks various mutual funds according to their performance; and (v) Morningstar, Inc. which ranks mutual funds on the basis of historical risk and total return. Morningstar's rankings are calculated using the mutual fund's average annual returns for a certain period and a risk factor that reflects the mutual fund's performance relative to three-month Treasury bill monthly returns. Morningstar's rankings range from five star (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a mutual fund as a weighted average for 3, 5, and 10-year periods. In each category, Morningstar limits its five star rankings to 10% of the mutual funds it follows and its four star rankings to 22.5% of the mutual funds it follows. Rankings are not absolute or necessarily predictive of future performance.

The Trust may also illustrate the investment returns of the Growth Fund or returns in general by graphs and charts that compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the same return on a taxable basis.

INDEPENDENT AUDITORS



The Trust's independent auditors are Deloitte & Touche LLP, 2 Prudential Plaza, Chicago, Illinois 60601.



LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities law applicable to the offer and sale of the shares described in the Prospectus has been provided by Katten Muchin & Zavis, 1025 Thomas Jefferson Street, N.W., Washington, DC 20007, which serves as Special Counsel to the Trust.

                            APPENDIX

    DESCRIPTION OF RATINGS OF CERTAIN MONEY MARKET SECURITIES

Description of Moody's Investors Service, Inc.'s commercial paper ratings:

Prime-1 (or related institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

1.   Leading market positions in well established industries.
     High rates of return on funds employed.

2. Conservative capitalization structures with moderate reliance on debt and ample asset protection.

3. Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

4. Well established access to a range of financial market and assured sources of alternate liquidity.

Prime-2 (or related supporting institutions) have a strong capacity for repayment of short term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Description of Standard & Poor's Corporation's commercial paper ratings:

A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Description of Fitch Investor's Service, Inc.'s commercial paper ratings:

Fitch-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

Fitch-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Description of Duff & Phelps Inc.'s commercial paper ratings:

Duff 1--High certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are minor.

Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing internal funds needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          DESCRIPTION OF CERTAIN CORPORATE BOND RATINGS

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S BOND RATINGS

     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are not likely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S BOND RATINGS

     AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

                          INDEPENDENT AUDITORS' REPORT



To the Board of Trustees and Shareholder of The Lou Holland Trust:



     We have audited the accompanying statement of assets and liabilities of The Lou Holland Trust (the "Trust") as of March 19, 1996. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.



     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.




     In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of the Trust as of March 19, 1996 in conformity with generally accepted accounting principles.





/s/ Deloitte & Touche LLP



Chicago, Illinois
March 20, 1996

                              THE LOU HOLLAND TRUST

                       STATEMENT OF ASSETS AND LIABILITIES

                                 MARCH 19, 1996

ASSETS

Cash                                                               $100,000

Deferred organizational expenses (Note 1)                            50,000
                                                                   --------

             Total assets                                          $150,000
                                                                   --------

LIABILITIES

Organizational expenses payable (Note 1)                            $50,000

SHAREHOLDER'S EQUITY

10,000 shares issued and outstanding, no par value                  100,000

             Total liabilities and shareholder's equity            $150,000
                                                                   --------
                                                                   --------

NET ASSETS                                                         $100,000
                                                                   --------
                                                                   --------

NET ASSET VALUE PER SHARE                                           $10.00
                                                                     ------
                                                                     ------

NOTE 1 - ORGANIZATION



The Lou Holland Trust (the "Trust"), established on December 20, 1995, is a Delaware business trust registered with the Securities and Exchange Commission as a no-load, open-end diversified management investment company, commonly known as a "mutual fund". The Trust is organized as a series company and currently consists of one series, the Growth Fund. Costs incurred by the Trust in connection with its organization are deferred and amortized on a straight-line basis over five years beginning at the commencement of operations of the Trust. As of March 19, 1996, organization costs incurred were estimated at $50,000. In the event that the current shareholder (or any subsequent holder) redeems any of its original shares prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that the Trust is liquidated prior to the end of the five-year period, the current shareholder (or any subsequent holder) shall bear the unamortized deferred organization expenses.



The Trust proposes to sell shares to the public pursuant to a Registration Statement on Form N-1A, under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as filed on February 13, 1996. The Trust intends to use the proceeds to operate and carry on the business of a management investment company through one or more series, investing primarily in securities, and to carry on such other business as the Trustees may from time to time determine pursuant to their authority.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of the financial statement in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liablities at the date of the financial statement. Actual results could differ from those estimates.

PART C.   OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.


          (a)  Filed as part of the Prospectus:  None.

               Filed as part of the Statement of Additional Information:

               Audited Financial Statements as of March 19, 1996:

                    Independent Auditors' Report

                    Statement of Assets and Liabilities as of March 19, 1996.


          (b)  Exhibits:


               1(a). Certificate of Trust and Agreement and Declaration of Trust of The Holland Trust.


               1(b). Certificate of Amendment of the Certificate of Trust and Revised Agreement and Declaration of Trust of The Lou Holland Trust.


               2(a).     By-Laws of The Holland Trust.


               2(b).     Revised By-Laws of The Lou Holland Trust.


               3.        Not applicable.

               4.        Specimen Certificate of Share of the Growth Fund.


               5. Form of Investment Management and Administration Agreement by and between The Holland Trust and Holland Capital Management.


               6. Form of Distribution Agreement between the Holland Trust and HCM Investments, Inc.

               7.        Not applicable.


               8. Form of Custodian Agreement between The Lou Holland Trust and Firstar Trust Company.


               9(a). Form of Transfer Agent Agreement by and between The Lou Holland Trust and Firstar Trust Company.


               9(b). Form of Fund Administration Servicing Agreement by and between The Lou Holland Trust and Firstar Trust Company.

               9(c). Form of Fund Accounting Servicing Agreement between The Lou Holland Trust and Firstar Trust Company.


               9(d). Form of Expense Limitation Agreement by and between The Lou Holland Trust and Holland Capital Management.


               10. Opinion and Consent of Katten Muchin & Zavis regarding the legality of the securities being registered.

               11.       Consent of Independent Auditors.

               12.       Not applicable.


               13. Form of Share Subscription Agreement by and between Holland Capital Management and The Holland Trust.



               14.       Not applicable.

               15.       Not applicable.

               16.       Not applicable.



               17.       Not required for initial capitalization.


               18.       None.


               19.       Specimen Price-Make-Up Sheet of the Growth Fund.


Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST.

          Pursuant to a Share Subscription Agreement by and between the Investment Manager and the Trust, on behalf of the Growth Fund, the Investment Manager has agreed to provide the initial capitalization for the Trust and will initially own 100% of the shares of beneficial interest of the Fund.

Item 26. NUMBER OF HOLDERS OF SECURITIES, AS OF THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.


          Title of Class                         Number of Record Holders
          --------------                         ------------------------
          Growth Fund                            1


Item 27.  INDEMNIFICATION



          Reference is made to the Registrant's By-Laws (Article VI) filed herein as Exhibit 2 to this Registration Statement. The Trust's By-Laws provide that the Registrant will indemnify its Trustees and officers, employees, and other agents to the extent permitted or required by Delaware law. The By-Laws require that either a majority of the Trustees who are neither "interested persons" of the Trust (within the meaning of the 1940 Act) nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification. Indemnification may not be made if the Trustee or officer has incurred liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his or her office ("Disabling Conduct"). The means of determining whether indemnification shall be made are (i) a final decision by a court or other body before whom the proceeding is brought that the Trustee or officer was not liable by reason of Disabling Conduct, or (ii) in the absence of such a decision, a reasonable determination, based on a review of the facts, that the Trustee or officer was not liable by reason of Disabling Conduct. Such latter determination may be made either by (a) vote of a majority of Trustees who are neither interested persons (as defined in the 1940 Act) nor parties to the proceeding or (b) independent legal counsel in a written opinion. The advancement of legal expenses may not occur unless the Trustee or officer agrees to repay the advance (if it is determined that the Trustee or officer is not entitled to the indemnification) and one of three other conditions is satisfied: (i) the Trustee or officer provides security for his of her agreement to repay; (ii) the Registrant is insured against loss by reason of lawful advances; or
          (iii) the Trustees who are not interested persons and are not parties to the proceedings, or independent counsel in a written opinion, determine that there is reason to believe that the Trustee or officer will be found entitled to indemnification.


          Insofar as indemnification for liability arising under the 1933 Act may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER.

          Certain information pertaining to business and other connections of the Investment Manager is hereby incorporated by reference to the section of the Prospectus captioned "How the Trust is Managed" and to the section of the Statement of Additional Information captioned "Investment Management and Other Services." Set forth below is a list of each director and officer of the Investment Manager indicating each business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner, or trustee. The principal business address of each individual listed in the table below is Suite 3260, 35 West Wacker Drive, Chicago, Illinois 60601.

                                        POSITION WITH THE
          NAME                          INVESTMENT MANAGER

          Louis A. Holland              MANAGING PARTNER AND CHIEF INVESTMENT
                                        OFFICER.  President, Treasurer and
                                        Director of Holland Capital Management,
                                        Inc. (the General Partner of the
                                        Investment Manager).  President,
                                        Treasurer and Director, HCM Investments,
                                        Inc.

          Monica L. Walker              PARTNER AND PORTFOLIO MANAGER.  Vice
                                        President, HCM Investments, Inc.

          Laura J. Janus                PARTNER AND PORTFOLIO MANAGER.  Vice
                                        President, HCM Investments, Inc.

          Maurice L. Haywood            VICE PRESIDENT AND INVESTMENT ANALYST.
                                        Vice President, HCM Investments, Inc.

          Catherine E. Lavery           VICE PRESIDENT.  Vice President, HCM
                                        Investments, Inc.; Chief Accounting
                                        Officer, Secretary and Director, Holland
                                        Capital Management, Inc.


Item 29.  PRINCIPAL UNDERWRITERS.

          (a) There is no investment company other than the Trust for which the principal underwriter of the Trust also acts as principal underwriter, depositor or investment adviser.

          (b) Set forth below is information concerning each director and officer of the Distributor, as of the date of this filing.


      NAME                   POSITIONS AND OFFICES     POSITIONS AND
                                  WITH THE TRUST         OFFICES WITH
                                                         UNDERWRITER
Louis A. Holland             President,Trustee and      President,
                             Chairman of the Board      Treasurer, and
                             of  Trustees               Director

Catherine E.                 None                       Chief Accounting
Lavery                                                  Officer,
                                                        Vice President,
                                                        Secretary and
                                                        Director

Monica L. Walker             Secretary and Trustee      Vice President

Laura J. Janus               Treasurer                  Vice President


     The principal business address of each person listed above is Suite 3260, 35 West Wacker Drive, Chicago, Illinois 60601.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS.

          The following entities prepare, maintain and preserve the records required by Section 31(a) of the 1940 Act for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the rules and regulations of the SEC under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.



          Firstar will serve as the Trust's custodian, transfer agent, dividend paying agent, and provides certain administrative services pursuant to written agreements between Firstar and the Trust. In these capacities, Firstar provides pricing for the Growth Fund's portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder's account and all disbursements made to shareholders. The Investment Manager, pursuant to its Investment Management and Administration Agreement with respect to the Fund, maintains all records required pursuant to such agreement, and Firstar, pursuant to it Fund Administration Servicing Agreement with the Trust provides certain other recordkeeping services. Further, the Distributor maintains all records required to be kept pursuant to the Distribution Agreement with the Trust.


Item 31.  MANAGEMENT SERVICES.


          The Investment Manager, pursuant to its Investment Management and Administration Agreement with the Trust, and Firstar, pursuant to its Fund Administration Servicing Agreement, each will perform certain administrative services for the Trust, as described more fully in the Prospectus and Statement of Additional Information.


Item 32.  UNDERTAKINGS.

          Registrant undertakes to file a post-effective amendment, using financial statements which need not by certified, within four to six months after the effective date of its Registration Statement under the 1933 Act or the commencement of operations of the Growth Fund.


          Registrant undertakes to call a meeting of shareholders, if requested to do so by holders of at least 10 percent of the Fund's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in Chicago, Illinois on the 18th day of March, 1996.





                                        THE LOU HOLLAND TRUST


                                   By: /s/ Louis A. Holland
                                       ---------------------------
                                             Louis A. Holland
                                             Chairman of the
                                               Board of Trustees


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.




Signature                     Title                          Date
---------                     -----                          -----

s/ Louis A. Holland           President & Chairman of        March 18, 1996
--------------------------    the Board of Trustees


s/ Monica L. Walker           Secretary & Trustee            March 18, 1996
--------------------------


s/ Laura J. Janus             Treasurer                      March 18, 1996
--------------------------


s/ Lester H. McKeever, Jr.    Trustee                        March 18, 1996
--------------------------


s/ Elzie L. Higginbottom      Trustee                        March 18, 1996
--------------------------

s/ Kenneth R. Meyer           Trustee                        March 18, 1996
--------------------------

                                  EXHIBIT INDEX



EXHIBIT                                                             SEQUENTIALLY
NUMBER                   DESCRIPTION                                NUMBERED PAGE
------                  ------------                                -------------
1(b).                   Certificate of Amendment of the
                        Certificate of Trust and Revised
                        Agreement and Declaration of Trust
                        of The Lou Holland Trust.

2(b).                   Revised By-Laws of The Lou Holland
                        Trust.

4.                      Specimen Certificate of Share of
                        the Growth Fund.

8.                      Form of Custodian Agreement between
                        The Lou Holland Trust and Firstar
                        Trust Company.

9(a).                   Form of Transfer Agent Agreement by
                        and between The Lou Holland Trust
                        and Firstar Trust Company.

9(b).                   Form of Fund Administration
                        Servicing Agreement by and between
                        The Lou Holland Trust and Firstar
                        Trust Company.

9(c).                   Form of Fund Accounting Servicing
                        Agreement between The Lou Holland
                        Trust and Firstar Trust Company.

9(d).                   Form of Expense Limitation
                        Agreement by and between The Lou
                        Holland Trust and Holland Capital
                        Management.

10.                     Opinion and Consent of Katten
                        Muchin & Zavis regarding the
                        legality of the securities being
                        registered.

11.                     Consent of Independent Auditors.

19.                     Specimen Price-Make-Up Sheet of the
                        Growth Fund.

